CONSOLIDATED BALANCE SHEETS (Parenthetical)		Dec. 31, 2025 CNY (¥) shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares		Dec. 31, 2024 USD ($) $ / shares shares
Add: Provision of credit losses for other financial assets		¥ 313,985		$ 44,899	¥ 241,398
Restricted cash		1,145,962,320		163,870,432	676,793,411
Allowance for doubtful accounts of accounts receivable and contract assets		192,376,932		27,509,535	24,172,284		$ 3,456,591
Allowance for credit losses on loans receivable		236,233,265		33,780,908	175,820,629		$ 25,142,016
Allowance for credit loss on deposits		5,096,518			5,871,290
Financial investments at amortized cost		390,931,941			141,685,928
Allowance for doubtful accounts of financial investments		0			0
Payable to investors and institutional funding partners at amortized cost		3,054,981,462		436,856,539	2,184,085,667
Total amount of Short-term borrowings		409,530,006		58,562,012	328,500,000
Accrued payroll and welfare		76,058,095		10,876,163	94,716,949
Other taxes payable		221,939,999		31,736,998	279,994,194
Income taxes payable		677,521,066		96,884,224	591,491,126
Accrued expenses and other current liabilities		1,041,055,440		148,868,948	929,490,436
Other non-current liabilities		34,806,908		4,977,322	27,516,391
Deferred tax liabilities		¥ 69,672,705		$ 9,963,064	¥ 65,958,569
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001			$ 0.0001
Common shares, shares authorized (in shares) | shares		1,000,000,000		1,000,000,000	1,000,000,000		1,000,000,000
Common shares, shares issued (in shares) | shares		329,117,943		329,117,943	329,117,943		329,117,943
Common shares, shares outstanding (in shares) | shares		234,517,901		234,517,901	250,678,439		250,678,439
Treasury stock, shares | shares		94,600,042		94,600,042	78,439,504		78,439,504
Xiaoying Credit Loans and Revolving Loans [Member]
Allowance for credit losses on loans receivable		¥ 236,233,265			¥ 175,820,629
Loan receivable, net		5,298,631,388		$ 757,694,211	4,828,316,995
Consolidated Trusts and Partnerships
Restricted cash	[1]	823,346,358			527,457,300
Allowance for doubtful accounts of accounts receivable and contract assets	[1]	52,994,846			37,373,243
Consolidated Trusts and Partnerships | Xiaoying Credit Loans and Revolving Loans [Member]
Loan receivable, net	[1]	3,540,930,299			2,916,966,912
Consolidated Variable Interest Entities, Trusts and Partnerships
Restricted cash		823,463,489		117,753,713	532,603,866
Payable to investors and institutional funding partners at amortized cost		3,054,981,462	[2]	436,856,539	2,184,085,667	[2]
Total amount of Short-term borrowings		130,000,000		18,589,753	10,000,000	[2]
Accrued payroll and welfare		11,482,779	[2]	1,642,016	18,482,497	[2]
Other taxes payable		58,251,812	[2]	8,329,898	119,683,947	[2]
Income taxes payable		169,015,224	[2]	24,168,856	174,425,660	[2]
Accrued expenses and other current liabilities		163,383,863	[2]	23,363,582	94,825,511	[2]
Other non-current liabilities		2,252,921	[2]	322,163	0	[2]
Deferred tax liabilities		¥ 1,051,597	[2]	$ 150,376	¥ 642,602	[2]

[1]	The assets of the Consolidated Trusts and Partnerships can only be used to settle the obligations of the Consolidated Trusts and Partnerships.
[2]	The liabilities of the Consolidated VIEs, Trusts and Partnerships for which creditors do not have recourse to the general credit of the Company.